Security Federal Corporation Condensed Financial Statements (Parent Company Only) (Condensed Balance Sheet Data) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets:
Cash	$ 28,502,000	$ 27,623,000
Accrued Interest Receivable		0
Total Assets	1,381,366,000	1,301,214,000
Liabilities and Equity [Abstract]
Stockholders' Equity Attributable to Parent	160,233,000	115,523,000	$ 111,906,000
Total Liabilities and Shareholders' Equity	1,381,366,000	1,301,214,000
Parent Company [Member]
Assets:
Cash	28,813,000	20,177,000	$ 22,885,000
Investments, HTM	60,819,000	0
Investment in Security Federal Statutory Trust	155,000	155,000
Investment in Security Federal Bank	101,871,000	130,198,000
Accrued Interest Receivable	190,000
Accounts Receivable and Other Assets	194,000	283,000
Total Assets	192,042,000	150,813,000
Liabilities and Equity [Abstract]
Accounts Payable And Other Liabilities	153,000	135,000
Long-term Debt	31,655,000	35,155,000
Stockholders' Equity Attributable to Parent	160,234,000	115,523,000
Total Liabilities and Shareholders' Equity	$ 192,042,000	$ 150,813,000